Headcount (Tables)	12 Months Ended
Dec. 31, 2022
HEADCOUNT
Summary of number of employees

Country	12-31-2022	12-31-2021
Chile	2,136	2,193
Argentina	22	22
Total	2,158	2,215
Average	2,256	2,221